united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

Redwood Managed Volatility Fund

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2016

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfund.com

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
April 30, 2016 (Unaudited)

The Fund's performance figures* for the periods ended April 30, 2016, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class I	5.98%	1.66%	1.56%
Class N	5.91%	1.45%	1.35%
Class Y	6.03%	1.79%	1.75%
BofAML 3-5 Yr Treasury Index (b)	1.96%	2.17%	2.30%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.17% for Class I shares, 2.43% for Class N shares, and 1.94% for Class Y shares per the February 29, 2016 prospectus. The Fund's investment adviser has contractually agreed to reduce its fee and/or absorb expenses of the Fund, at least until March 1, 2017, to ensure that the net annual fund operating expenses will not exceed 1.74%, 1.99%, and 1.50% of Class I, Class N and Class Y shares, respectively. Each waiver on reimburesment by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a) Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b) BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark.

PORTFOLIO ANALYSIS
April 30, 2016
Percent of
Net Assets
Mutual Funds	92.5%
Short-Term Investments	6.1%
Other Assets Less Liabilities	1.4%
Total	100.0%

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016

Shares		Fair Value

	MUTUAL FUNDS - 92.5%
	DEBT FUNDS - 92.5%
7,320,078	BlackRock High Yield Portfolio	$53,802,575
4,291,827	First Investors Fund for Income	10,343,303
1,037,803	Lord Abbett High Yield Fund	12,287,582
1,342,715	Metropolitan West High Yield Bond Fund	12,379,831
1,203,694	Nuveen High Yield Municipal Bond Fund	21,112,787
1,479,016	Payden High Income Fund	9,376,962
92,644	Peritus High Yield ETF	3,054,473
4,313,454	PIMCO High Yield Fund	36,836,899
1,926,027	PIMCO High Yield Spectrum Fund	18,181,696
1,008,839	Principal Preferred Securites Fund	10,098,476
232,022	Salient Select Income Fund	5,255,306
2,263,018	SEI Institutional Investment Trust - High Yield Bond Fund	19,258,286
	TOTAL MUTUAL FUNDS (Cost - $204,383,298)	211,988,176

	SHORT-TERM INVESTMENT - 6.1%
14,047,450	Goldman Sachs Financial Square Funds - Prime Obligation Fund, 0.16% + ^	14,047,450
	TOTAL SHORT-TERM INVESTMENT (Cost - $14,047,450)

	TOTAL INVESTMENTS - 98.6% (Cost - $218,430,748) (a)	$226,035,626
	OTHER ASSETS LESS LIABILITIES - 1.4%	3,284,812
	TOTAL NET ASSETS - 100.0%	$229,320,438

+	Variable rate security. Interest rate is as of April 30, 2016.

^	All or a portion of the security is segregated as collateral for swaps.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,430,748 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,239,634
Unrealized depreciation:	(634,756)
Net unrealized appreciation:	$7,604,878

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

Unrealized
Gain
SCHEDULE OF SWAPS
SHORT EQUITY SWAP CONTRACTS - 1.1%
Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on July 3, 2014 and has a term of three years therefrom unless earlier terminated. In addition, the swap provides for a fee to Barclays Bank, in the amount of LIBOR + 120 bps (Notional Amount $108,656,940)	$2,548,221
TOTAL SHORT EQUITY SWAP CONTRACTS	$2,548,221

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2016

Assets:
Investments in Securities:
At Cost	$218,430,748
At Value	226,035,626
Dividends and Interest Receivable	820,594
Receivable for Portfolio Shares Sold	423,051
Unrealized Appreciation on Swaps	2,548,221
Prepaid Expenses and Other Assets	61,296
Total Assets	229,888,788

Liabilities:
Accrued Advisory Fees	230,100
Distributions Payable	3,778
Payable for Fund Shares Redeemed	327,052
Payable to Related Parties	5,681
Other Accrued Expenses	1,739
Total Liabilities	568,350

Net Assets	$229,320,438

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 2,076,743 shares of beneficial interest outstanding)	$30,820,000
Net Asset Value, Offering and Redemption Price Per Share * ($30,820,000/2,076,743 shares of beneficial interest outstanding)	$14.84

Class N Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,307,461 shares of beneficial interest outstanding)	$19,388,596
Net Asset Value, Offering and Redemption Price Per Share * ($19,388,596/1,307,461 shares of beneficial interest outstanding)	$14.83

Class Y Shares:
Net Assets (Unlimited shares of no par value interest authorized; 12,011,418 shares of beneficial interest outstanding)	$179,111,842
Net Asset Value, Offering and Redemption Price Per Share * ($179,111,842/12,011,418 shares of beneficial interest outstanding)	$14.91

Composition of Net Assets:
At April 30, 2016, Net Assets consisted of:
Paid-in-Capital	$241,622,591
Accumulated Net Investment Income	735,275
Accumulated Net Realized Loss from Security Transactions and Swaps	(23,190,527)
Net Unrealized Gain from Security Transactions and Swaps	10,153,099
Net Assets	$229,320,438

*	The Fund charges a 1.00% fee on shares redeemed less than 30 days after the purchase.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2016

Investment Income:
Dividend Income	$4,970,330
Interest Income	37,906
Total Investment Income	5,008,236

Expenses:
Investment Advisory Fees	1,485,212
Non 12b-1 Shareholder Servicing	62,004
Administration Fees	61,020
Transfer Agent Fees	38,678
Fund Accounting Fees	25,831
Distribution Fees (12b-1) fees	23,094
Registration & Filing Fees	14,946
Legal Fees	13,908
Printing Expense	12,455
Custody Fees	9,266
Chief Compliance Officer Fees	8,580
Audit Fees	8,432
Trustees’ Fees	5,644
Insurance Expense	4,552
Miscellaneous Expenses	2,298
Total Expenses	1,775,920
Add: Fees Recaptured by Adviser	3,482
Net Expenses	1,779,402

Net Investment Income	3,228,834

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments and Swaps
Investments	(9,375,718)
Swaps	(45,915)
Net Change in Unrealized Appreciation on:
Investments	7,790,962
Swaps	2,579,432
Net Realized and Unrealized Gain (Loss) on Investments	948,761

Net Increase in Net Assets Resulting From Operations	$4,177,595

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015
	(Unaudited)

Operations:
Net Investment Income	$3,228,834	$3,284,752
Net Realized Loss on Investments and Swaps	(9,421,633)	(11,659,878)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	10,370,394	(1,631,559)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,177,595	(10,006,685)

Distributions to Shareholders From:
Net Invetment Income:
Class I	(362,849)	(560,525)
Class N	(169,481)	(229,163)
Class Y	(1,992,440)	(2,605,198)
Total Distributions to Shareholders	(2,524,770)	(3,394,886)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued (751,316 and 5,075,723 shares, respectively)	10,662,690	75,757,977
Distributions Reinvested (24,503 and 34,810 shares, respectively)	348,200	519,556
Redemption Fee Proceeds	4,108	9,270
Cost of Shares Redeemed (1,996,896 and 3,849,757 shares, respectively)	(28,384,087)	(57,110,514)
Total From Capital Transactions: Class I	(17,369,089)	19,176,289

Class N Shares:
Proceeds from Shares Issued (321,069 and 2,090,205 shares, respectively)	4,541,270	31,302,877
Distributions Reinvested (10,423 and 13,462 shares, respectively)	148,229	200,870
Redemption Fee Proceeds	2,248	4,201
Cost of Shares Redeemed (403,007 and 1,697,508 shares, respectively)	(5,696,348)	(25,125,220)
Total From Capital Transactions: Class N	(1,004,601)	6,382,728

Class Y Shares:
Proceeds from Shares Issued (3,516,833 and 11,051,085 shares, respectively)	50,113,023	165,458,701
Distributions Reinvested (118,747 and 155,683 shares, respectively)	1,694,971	2,334,037
Redemption Fee Proceeds	21,489	41,766
Cost of Shares Redeemed (5,771,707 and 11,409,035 shares, respectively)	(81,482,346)	(170,102,138)
Total From Capital Transactions: Class Y	(29,652,863)	(2,267,634)

Total Increase (Decrease) in Net Assets	(46,373,728)	9,889,812

Net Assets:
Beginning of Period	275,694,166	265,804,354
End of Period	$229,320,438	$275,694,166

Accumulated Net Investment Income at End of Period	$735,275	$31,211

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	April 30, 2016		October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$14.60		$15.28	$15.00
Decrease From Operations:
Net investment income (a)	0.20		0.13	0.22
Net gain (loss) from investments (both realized and unrealized)	0.19		(0.65)	0.35
Total from operations	0.39		(0.52)	0.57

Less Distributions:
From net investment income	(0.15)		(0.16)	(0.29)
Total Distributions	(0.15)		(0.16)	(0.29)

Paid-in-Capital from Redemption Fees (f)	0.00		0.00	0.00

Net Asset Value, End of Period	$14.84		$14.60	$15.28

Total Return (b)	5.98	% (d)	(3.39)%	3.83	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$30,820		$48,132	$31,129

Ratio of expenses to average net assets (e)	1.47	% (c)	1.73%	1.79	% (c)
Ratio of net investment income to average net assets (g)	2.78	% (c)	0.88%	2.58	% (c)
Portfolio turnover rate	110	% (d)	519%	358	% (d)

*	Class I commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less then 0.01 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund - Class N
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	April 30, 2016		October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$14.58		$15.28	$15.00
Decrease From Operations:
Net investment income (a)	0.17		0.10	0.23
Net gain (loss) from investments (both realized and unrealized)	0.21		(0.66)	0.33
Total from operations	0.38		(0.56)	0.56

Less Distributions:
From net investment income	(0.13)		(0.14)	(0.28)
Total Distributions	(0.13)		(0.14)	(0.28)

Paid-in-Capital from Redemption Fees (f)	0.00		0.00	0.00

Net Asset Value, End of Period	$14.83		$14.58	$15.28

Total Return (b)	5.91	% (d)	(3.69)%	3.71	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$19,389		$20,107	$14,863

Ratio of expenses to average net assets (e)	1.72	% (c)	1.99%	2.04	% (c)
Ratio of net investment income to average net assets (g)	2.47	% (c)	0.68%	2.33	% (c)
Portfolio turnover rate	110	% (d)	519%	358	% (d)

*	Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less then 0.01 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund - Class Y
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	April 30, 2016		October 31, 2015	October 31, 2014 *
	(Unaudited)

Net Asset Value, Beginning of Period	$14.66		$15.32	$15.00
Decrease From Operations:
Net investment income (a)	0.19		0.17	0.39
Net gain (loss) from investments (both realized and unrealized)	0.21		(0.66)	0.22
Total from operations	0.40		(0.49)	0.61

Less Distributions:
From net investment income	(0.15)		(0.17)	(0.29)
Total Distributions	(0.15)		(0.17)	(0.29)

Paid-in-Capital from Redemption Fees (g)	0.00		0.00	0.00

Net Asset Value, End of Period	$14.91		$14.66	$15.32

Total Return (b)	6.03	% (d)	(3.25)%	4.10	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$179,112		$207,455	$219,812

Ratio of gross expenses to average net assets (e,f)	1.47	% (c)	1.72%	1.79	% (c)
Ratio of net expenses to average net assets (e)	1.47	% (c)	1.50%	1.50	% (c)
Ratio of net investment income to average net assets (c,h)	2.72	% (c)	1.15%	2.87	% (c)
Portfolio turnover rate	110	% (d)	519%	358	% (d)

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Amount is less then 0.01 per share.

(h)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2016

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations on December 19, 2013. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Fund offers Class I, Class N and Class Y shares. All classes are sold at NAV and are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$211,988,176	$—	$—	$211,988,176
Short-Term Investment	14,047,450	—	—	14,047,450
Total Assets	$226,035,626	$—	$—	$226,035,626
Derivatives
Swaps *	$—	$2,548,221	$—	$2,548,221
Total Liabilities	$—	$2,548,221	$—	$2,548,221

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Levels during the year. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Cumulative appreciation of swap contracts is reported in the above table.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date.

The Fund maintains a control account with the value of the collateral to not be less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of April 30, 2016 the notional value of the swap was $108,656,940. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average notional value of the basket swaps that the Fund invested in during the six months ended April 30, 2016 was $55,990,429.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of April 30, 2016:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity	Unrealized appreciation on swaps

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2016:

Asset Derivatives Investment Value
Derivative Investment Type	Equity
Swaps	$2,548,221

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended April 30, 2016:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) on swaps
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	April 30, 2016
Swaps	$(45,915)	$(45,915)
	$(45,915)	$(45,915)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	April 30, 2016
Swaps	$2,579,432	$2,579,432
	$2,579,432	$2,579,432

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets – The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2016.

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets (1)	Liabilities	Assets & Liabilities	Instruments (2)	Pledged	Net Amount
Swaps	$—	$2,548,221	$2,548,221	$2,548,221	$—	$—
Total	$—	$2,548,221	$2,548,221	$2,548,221	$—	$—

(1)	Swap contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Market Risk – The Fund’s investments in financial instruments and derivatives expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Each equity security and equity related

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

investments generally have greater market price volatility than fixed income securities. The Advisor manages equity risk through its investments in swaps.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years (2014-2015) or expected to be taken in the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended April 30, 2016 amounted to $171,163,841 and $228,355,645, respectively.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Redwood Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. Prior to August 1, 2015, the annual advisory fee rate was 1.50%.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least March 1, 2017, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.74%, 1.99%, and 1.50% of the Fund’s average daily net assets for Class I, Class N, and Class Y shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Prior to August 1, 2015, the Total Annual Fund Operating Expenses after fee waiver and/or reimbursement for Class I and Class N, respectively were 1.99% and 2.24%.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.74%, 1.99%, and 1.50% of average daily net assets attributable to Class I, Class N, and Class Y shares, respectively the Advisor shall be entitled to be reimbursed by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.74%, 1.99% and 1.50% of average daily net assets for Class I, Class N and Class Y shares, respectively. If Fund Operating Expenses attributable to Class I, Class N, and Class Y shares subsequently exceed 1.74%, 1.99% and 1.50% per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2016, the Advisor has recaptured $3,482. Cumulative expenses subject to recapture will expire on October 31 of the following years:

2017	$313,121
2018	$508,041
Total	$821,162

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2016, Class N paid $23,094 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Class N, and Class Y shares.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2016, the Fund assessed $4,108 on Class I shares, $2,248 on Class N shares, and $21,489 on Class Y shares in redemption fees.

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2015	October 31, 2014
Ordinary Income	$3,388,871	$2,872,095
Long-Term Capital Gain	—	—
Return of Capital	6,015
	$3,394,886	$2,872,095

As of October 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Post October
Undistributed	Undistributed	Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(13,768,894)	$—	$(186,084)	$(13,954,978)

The difference between book basis and tax basis accumulated net income, and unrealized depreciation from investments is primarily attributable to the mark to market treatment of swaps.

At October 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$13,768,894	$—	$13,768,894

Redwood Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, the book/tax basis treatment of swaps and adjustments for non-deductible expenses, resulted in reclassifications for the period ended October 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(7,179)	$43,900	$(36,721)

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 “Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Redwood Managed Volatility Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2016

As a shareholder of Redwood Managed Volatility Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Class I	$1,000.00	$ 1,059.80	$ 7.53	1.47%
Class N	1,000.00	1,059.10	8.81	1.72%
Class Y	1,000.00	1,060.30	7.53	1.47%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	5/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Class I	$1,000.00	$ 1,017.55	$ 7.37	1.47%
Class N	1,000.00	1,016.31	8.62	1.72%
Class Y	1,000.00	1,017.55	7.37	1.47%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor

Redwood Investment Advisor, LLC

1117 S. Robertson Boulevard

Los Angeles, CA 90035

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 7/6/16

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 7/6/16